LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.98%
Argentina–5.65%
†MercadoLibre	3,533	$ 1,793,810
		1,793,810
Brazil–1.83%
Ambev ADR	135,462	582,486
		582,486
China–15.05%
†Alibaba Group Holding ADR	9,609	1,753,162
†Baidu ADR	4,986	821,942
■Tencent Holdings	20,200	928,953
Yum China Holdings	28,367	1,273,962
		4,778,019
Denmark–3.40%
Novo Nordisk Class B	20,644	1,078,966
		1,078,966
France–4.16%
Danone	10,665	821,215
Sodexo	4,532	499,061
		1,320,276
Hong Kong–0.70%
■PRADA	74,100	220,888
		220,888
Netherlands–4.44%
†Adyen	876	687,092
Unilever CVA	12,401	722,996
		1,410,088
Switzerland–8.38%
Nestle	6,993	666,786
Novartis	7,210	693,021
Roche Holding	4,717	1,299,792
		2,659,599
United Kingdom–5.35%
Diageo	12,226	500,313
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Experian	29,166	$ 789,388
Reckitt Benckiser Group	4,914	408,956
		1,698,657
United States–48.02%
†Alphabet Class A	1,129	1,328,709
†Amazon.com	1,090	1,941,017
American Express	2,857	312,270
Coca-Cola	12,401	581,111
Colgate-Palmolive	7,883	540,301
Core Laboratories	1,485	102,361
Deere & Co.	7,255	1,159,639
Expeditors International of Washington	6,566	498,359
†Facebook Class A	8,542	1,423,866
Microsoft	7,289	859,665
Oracle	27,227	1,462,362
Procter & Gamble	7,336	763,311
QUALCOMM	11,321	645,637
Schlumberger	11,306	492,602
SEI Investments	8,234	430,227
†Under Armour Class A	31,826	672,802
Visa Class A	9,022	1,409,146
Yum Brands	6,205	619,321
		15,242,706
Total Common Stock (Cost $27,833,386)		30,785,495

MONEY MARKET FUND–1.08%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.39%)	341,261	341,261
Total Money Market Fund (Cost $341,261)		341,261

TOTAL INVESTMENTS–98.06% (Cost $28,174,647)	31,126,756
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.94%	616,741
NET ASSETS APPLICABLE TO 2,874,265 SHARES OUTSTANDING–100.00%	$31,743,497

† Non-income producing.
■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,793,810	$—	$—	$1,793,810
Brazil	582,486	—	—	582,486
China	3,849,066	928,953	—	4,778,019
Denmark	—	1,078,966	—	1,078,966
France	—	1,320,276	—	1,320,276
Hong Kong	—	220,888	—	220,888
Netherlands	—	1,410,088	—	1,410,088
Switzerland	—	2,659,599	—	2,659,599
United Kingdom	—	1,698,657	—	1,698,657
United States	15,242,706	—	—	15,242,706
Money Market Fund	341,261	—	—	341,261
Total Investments	$21,809,329	$9,317,427	$—	$31,126,756
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Loomis Sayles Global Growth Fund–3